Fair Value Measurements	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

6. Fair Value Measurements

Fair value is estimated based on a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs to valuation techniques into three broad levels whereby the highest priority is given to Level 1 inputs and the lowest to Level 3 inputs.

●	Level 1 - Quoted prices for identical instruments in active markets that the reporting entity has the ability to access as of the measurement date.

●	Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable market data.

●	Level 3 - Valuations for instruments with inputs that are significant and unobservable, are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such instruments.

This hierarchy requires the use of observable market data when available. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Investments that are valued using NAV as a practical expedient are excluded from this hierarchy.

As of September 30, 2025 and March 31, 2025, the fair value of these investments using the NAV per share practical expedient was $211.3 million and $259.1 million, respectively. During the three months ended September 30, 2025 and 2024, a loss of $3.2 million and a gain of $8.5 million, respectively, were recognized from changes in NAV, which are recorded within the investment income (loss), net line item of our consolidated statements of comprehensive income (loss). During the six months ended September 30, 2025 and 2024, a $15.9 million loss and $19.6 million gain, respectively, was recognized from changes in NAV, which is recorded within the investment income (loss) net, line item of our consolidated statements of comprehensive income (loss).

Financial instruments on a recurring basis

The Company’s financial assets and liabilities carried at fair value on a recurring basis, including the level in the fair value hierarchy, on September 30, 2025 and March 31, 2025 are presented below.

	As of September 30, 2025
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,376	$—	$—	$4,376
Debt securities available-for-sale, other	—	—	1,777	1,777
Liabilities:
Warrants liability	355	10	—	365

	As of March 31, 2025
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,065	$—	$—	$4,065
Other equity interests	—	5	—	5
Debt securities available-for-sale, other	—	—	1,687	1,687
Liabilities:
Warrants liability	180	47	—	227

A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Public equity securities:
Other public equity securities	$384	$745	$310	$(12)
Loss on initial issuance of convertible debt and warrant issuance to Yorkville	—	(1,700)	—	(1,700)
Convertible debt	—	225	—	225
Warrants liability	(169)	710	(139)	708
Prepaid forward liability	—	14	—	14
Other equity securities and interests:
Related party, fair value using quoted market prices of similar assets in active market	(4)	(173)	(5)	(538)
Other, without a readily determinable fair value	—	—	—	(59)
Gain (loss) on financial instruments, net	$211	$(179)	$166	$(1,362)

The following is a description of the valuation methodologies used for financial instruments measured at fair value on a recurring basis:

Investment in other equity securities and interests

As of September 30, 2025 and March 31, 2025, the fair value of these equity interests is calculated using quoted prices for similar instruments observed in the equity capital markets and is classified as a Level 2 investment in the fair value hierarchy.

Investment in debt securities available-for-sale

Other debt securities. The fair value of these debt securities is calculated using the market approach adjusted for the recoverability of the security. The following table provides quantitative information about the significant unobservable inputs used in the fair value measure of the Level 3 other debt securities (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
September 30, 2025	$1,777	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.75x
March 31, 2025	$1,687	Market Approach	Enterprise value-to-revenue multiple	0.2x - 18.9x	1.75x

The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

(Dollars in thousands)	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Beginning balance	$1,687	$1,943	$1,687	$1,964
Gains (losses) recognized in accumulated other comprehensive income (loss)(1)	90	26	90	5
Ending balance	$1,777	$1,969	$1,777	$1,969

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.

Warrants liability

As part of the transactions with Yorkville related to the convertible debentures discussed in Note 7, the Company also issued warrants to purchase our Class A common stock. These warrants are liability classified and subject to periodic remeasurement. The fair value of these warrants issued to Yorkville are measured using the Black-Scholes option pricing model. The key inputs used in the valuation as of September 30, 2025 were: expected terms (in years) - 1.85 to 2.12; stock price - $0.95; exercise price - $2.63; expected volatility - 34.7%; expected dividend rate - 0.0%; and risk-free rate - 3.4%. The key inputs used in the valuation as of March 31, 2025 were: expected terms (in years) - 2.35 to 2.62; stock price - $0.31; exercise price - $2.63; expected volatility - 90.1%; expected dividend rate - —%; and risk-free rate - 3.70%.

Financial instruments on a non-recurring basis

Equity securities without a readily determinable fair value

Certain of the Customer ExAlt Trusts hold investments in equity securities that do not have a readily determinable fair value. These equity securities are measured at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or a similar investment of the same issuer. The Company classifies these assets as Level 2 within the fair value hierarchy.

The value of these equity securities was $26.5 million and $26.5 million as of September 30, 2025 and March 31, 2025, respectively. Additionally, through September 30, 2025, one security has cumulative upward adjustments of $10.8 million based upon observable price changes, which was based on a then recent equity offering and stock to stock transactions. The cumulative upward adjustments occurred in fiscal year 2023. No significant adjustments were made during the three and six months ended September 30, 2025 and 2024.

Goodwill

During the first and second quarters of fiscal 2025, primarily as a result of a significant, sustained decline in our Class A common stock price and the Company’s related market capitalization, we concluded that it was more likely than not that the fair value of each of our reporting units with goodwill were below their respective carrying amounts, which resulted in us performing interim impairment assessments at each period end. As a result, we wrote the carrying value of each reporting unit with goodwill down to its estimated fair value and recognized non-cash goodwill impairment charges of $0.3 million and $3.7 million, respectively, during the three and six months ended September 30, 2024, which is reflected in loss on impairment of goodwill in the consolidated statements of comprehensive income (loss). During the first and second quarters of fiscal 2026, we concluded that a triggering event had not occurred and thus, we were not required to perform an interim impairment assessment during either of these periods. Through September 30, 2025, cumulative prior goodwill impairments totaled approximately $2.4 billion, with the vast majority of this goodwill impairment recognized in our 2024 fiscal year.

For the interim impairment assessment performed for the first and second quarters of fiscal 2025, the Company computed the fair value of each reporting unit by computing the overall enterprise value of the Company by valuing its various equity instruments, primarily based on the Class A common stock price per share. The overall enterprise value was allocated to each reporting unit using the discounted cash flow method to estimate the relative value of each reporting unit based on their future cash flows using a multi-year forecast, and a terminal value calculated using a long-term growth rate that was informed based on our industry, analyst reports of a public company peer set, current and expected future economic conditions and management expectations. The discount rate used to discount these future cash flows was determined using a capital asset pricing model based on the market value of equity of a public company peer set, adjusted for risk characteristics and expectations specific to the reporting unit, combined with an assessment of the cost of debt.

The discount rates used for each reporting unit ranged from 28.0% to 29.3% for the June 30, 2024 and September 30, 2024 impairment assessments. The Company applied a terminal year long-term growth rate of 3.0% for each reporting unit during each of the interim impairment assessments. Remaining goodwill at September 30, 2025 relates to Ben Custody and Ben Markets.

The change in goodwill at each reporting unit was as follows:

(Dollars in thousands)	March 31, 2025	Impairment	September 30, 2025
Ben Liquidity	$—	$—	$—
Ben Custody	7,469	—	7,469
Ben Insurance	—	—	—
Ben Markets	2,445	—	2,445
Total Goodwill	$9,914	$—	$9,914

There were no other assets or liabilities measured at fair value on a non-recurring basis as of September 30, 2025 and March 31, 2025.

Carrying amounts and estimated fair values

The estimated fair value of financial instruments, whether or not recognized in the consolidated statements of financial condition, for which it is practicable to estimate those values, are disclosed below. These fair value estimates are determined based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price at which an asset could be sold or the price at which a liability could be transferred. However, our estimates of many of these fair values are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. Nonfinancial instruments are excluded from disclosure requirements.

The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of September 30, 2025 and March 31, 2025, were as noted in the table below:

	As of September 30, 2025
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$4,902	$4,902
Financial liabilities:
Debt due to related parties, net (1)	2	103,960	132,622
Accounts payable and accrued expenses	1	234,348	234,348

	As of March 31, 2025
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$1,346	$1,346
Financial liabilities:
Debt due to related parties, net (1)	2	117,896	143,260
Accounts payable and accrued expenses	1	156,770	156,770

(1)	- The estimated fair value of debt due to related parties, net, include the value of accrued but unpaid interest totaling $24.9 million and $19.4 million as of September 30, 2025 and March 31, 2025, respectively, that is included in other liabilities in the consolidated statements of financial condition.

6. Fair Value Measurements

Fair value is estimated based on a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy prioritizes the inputs to valuation techniques into three broad levels whereby the highest priority is given to Level 1 inputs and the lowest to Level 3 inputs.

●	Level 1 - Quoted prices for identical instruments in active markets that the reporting entity has the ability to access as of the measurement date.

●	Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable market data.

●	Level 3 - Valuations for instruments with inputs that are significant and unobservable are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such instruments.

This hierarchy requires the use of observable market data when available. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Investments that are valued using NAV as a practical expedient are excluded from this hierarchy.

As of March 31, 2025 and 2024, the fair value of these investments using the NAV per share practical expedient was $259.1 million and $293.9 million, respectively. During the years ended March 31, 2025 and 2024, we recognized a loss of $6.5 million and a gain of $4.8 million, respectively, from changes in NAV, which are recorded within the investment income (loss), net, line item of our consolidated statements of comprehensive income (loss).

Financial instruments on a recurring basis

The Company’s financial assets and liabilities carried at fair value on a recurring basis, including the level in the fair value hierarchy, on March 31, 2025 and 2024 are presented below.

	As of March 31, 2025
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,065	$—	$—	$4,065
Other equity interests	—	5	—	5
Debt securities available-for-sale, other	—	—	1,687	1,687
Liabilities:
Warrants liability	180	47	—	227

	As of March 31, 2024
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Public equity securities	$4,897	$—	$—	$4,897
Other equity interests	—	558	—	558
Debt securities available-for-sale, other	—	998	1,964	2,962
Liabilities:
Warrants liability	178	—	—	178
Prepaid forward liability	14	—	—	14

A reconciliation of gain (loss) on financial instruments, net for each of the periods presented herein is included in the tables below (in thousands):

	Year Ended March 31,
	2025	2024
Public equity securities:
Related party equity securities	$—	$(3,702)
Other public equity securities	(831)	(237)
Put options	—	(3,023)
Loss on issuance of convertible debt and warrants to Yorkville	(2,307)	—
Convertible debt	100	—
Warrants liability	1,732	2,477
Prepaid forward liability	14	(14)
Derivative liability	—	1,581
Other equity securities and interests:
Related party, fair value using quoted market prices of similar assets in active market(1)	(552)	(63,755)
Other, without a readily determinable fair value	(398)	(37,848)
Gain (loss) on financial instruments, net	$(2,242)	$(104,521)

(1)	Includes realized net gains of $13.7 million related to the Company’s previously classified available-for-sale debt securities upon reclassification from accumulated other comprehensive income during the year ended March 31, 2024.

The following is a description of the valuation methodologies used for financial instruments measured at fair value on a recurring basis:

Investment in other equity securities and interests

As of March 31, 2025 and 2024, the fair value of these equity interests is calculated using quoted prices for similar instruments observed in the equity capital markets and is classified as a Level 2 investment in the fair value hierarchy.

Investment in debt securities available-for-sale

Other debt securities. The fair value of these debt securities is calculated using the market approach adjusted for the recoverability of the security. The following table provides quantitative information about the significant unobservable inputs used in the fair value measure of the Level 3 other debt securities (dollars in thousands):

	Fair Value	Valuation Methodology	Unobservable Inputs	Range	Weighted Average
March 31, 2025	$1,687	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.75x
March 31, 2024	$1,964	Market Approach	Enterprise value-to-revenue multiple	0.2x – 18.9x	1.77x

The following table reconciles the beginning and ending fair value of our Level 3 other debt securities:

	Year Ended March 31,
(Dollars in thousands)	2025	2024
Beginning balance	$1,964	$2,078
Gains (losses) recognized in accumulated other comprehensive income (loss)(1)	(277)	(114)
Ending balance	$1,687	$1,964

(1)	Recorded in unrealized gain (loss) on available-for-sale debt securities.

Convertible Debt

During the current fiscal year, the Company issued convertible debentures to Yorkville as discussed in Note 10 whereby the Company elected to account for the convertible debentures using the fair value option of accounting. The Company estimated the fair value of the convertible debentures based on assumptions used in the Monte Carlo simulation model, which was considered a Level 3 fair value measure. The convertible debentures were fully repaid prior to March 31, 2025.

The following is a summary of the change in the fair value of the convertible debentures for the years ended March 31, 2025 and 2024:

	Year Ended March 31,
(Dollars in thousands)	2025	2024
Beginning fair value	$—	$—
Additions during the period	4,100	—
Payments in cash during the period	(4,000)	—
Changes in fair value during the period	(100)	—
Ending fair value	$—	$—

As the fair value of the freestanding instruments identified with each issuance of the convertible debentures exceeded the proceeds, a loss on each issuance of the convertible debentures was recognized. Refer to Note 10 for further information.

Warrants

As part of the transactions with Yorkville related to the convertible debentures discussed in Note 10, the Company also issued warrants to purchase our Class A common stock. These warrants are liability classified and subject to periodic remeasurement. The fair value of these warrants issued to Yorkville are measured using the Black-Scholes option pricing model. The key inputs used in the valuation as of the end of the reporting period are: expected terms (in years) - 2.35 to 2.62; stock price - $0.31; exercise price - $2.63; expected volatility - 90.1%; expected dividend rate - 0.0%; and risk-free rate - 3.70%.

Derivative liability

The fair value of the contingent interest feature derivative liability, as discussed in Note 10, is estimated using industry standard valuation models. Level 3 inputs were utilized to value the expected future cash flows from the portfolio held by the Customer ExAlt Trust and included the use of present value techniques employing cash flow estimates and incorporated assumptions that marketplace participants would use in estimating fair values. Specifically, the model includes assumptions related to (i) equity market risk premiums, (ii) alternative asset beta to public equities, (iii) NAVs, (iv) volatilities, (v), distribution rates, and (vi) market discount rates. These expected future cash flows were bifurcated between base cash flows and enhanced return cash flows (i.e., the contingent interest) and then the enhanced cash flows were further discounted to arrive at the fair value for the contingent interest feature derivative liability. In instances where reliable market information was not available, management used historical market data proxies and assumptions to determine a reasonable fair value.

The derivative liability was extinguished along with its related debt on October 18, 2023, as discussed in Note 10.

The following table reconciles the beginning and ending fair value of our Level 3 derivative liability:

	Year Ended March 31,
(Dollars in thousands)	2025	2024
Beginning balance	$—	$3,513
Gains recognized in earnings(1)	—	(1,581)
Gain recognized in loss on extinguishment of debt, net	—	(1,932)
Ending balance	$—	$—

(1)	Recorded in (gain) loss on financial instruments, net.

There have been no transfers between levels for any assets or liabilities recorded at fair value on a recurring basis or any changes in the valuation techniques used for measuring the fair value as of March 31, 2025 and 2024, respectively.

Financial instruments on a non-recurring basis

Equity securities without a readily determinable fair value

Certain of the Customer ExAlt Trusts hold investments in equity securities that do not have a readily determinable fair value. These equity securities are measured at cost, less impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or a similar investment of the same issuer. The Company classifies these assets as Level 2 within the fair value hierarchy.

The value of these equity securities was $26.5 million and $26.8 million as of March 31, 2025 and 2024, respectively. Additionally, through March 31, 2025, one security has cumulative upward adjustments of $10.8 million based upon observable price changes, which was based on a then recent equity offering and stock to stock transactions. The cumulative upward adjustments occurred in fiscal year 2023. No significant adjustments were made during the years ended March 31, 2025 and 2024.

There were no other assets or liabilities measured at fair value on a non-recurring basis as of March 31, 2025 and 2024.

Goodwill

During each of the fiscal quarters of 2025 and 2024, primarily as a result of a significant, sustained decline in our Class A common stock price and the Company’s related market capitalization, we concluded that it was more likely than not that the fair value of each of our reporting units with goodwill were below their respective carrying amounts, which resulted in us performing interim impairment assessments. As a result, we wrote the carrying value of each reporting unit with goodwill down to its estimated fair value and recognized a non-cash goodwill impairment charge of $3.7 million and $2.4 billion for the years ended March 31, 2025 and 2024, respectively, which is reflected in loss on impairment of goodwill in the consolidated statements of comprehensive income (loss). Prior to the goodwill impairment recorded during the first quarter of fiscal 2024, the Company had not previously recorded any impairments of goodwill.

For each interim impairment assessment, the Company computed the fair value of each reporting unit by computing the overall enterprise value of the Company by valuing its various equity instruments, primarily based on the Class A common stock price per share. The overall enterprise value was allocated to each reporting unit using the discounted cash flow method to estimate the relative value of each reporting unit based on their future cash flows using a multi-year forecast, and a terminal value calculated using a long-term growth rate that was informed based on our industry, analyst reports of a public company peer set, current and expected future economic conditions and management expectations. The discount rate used to discount these future cash flows was determined using a capital asset pricing model based on the market value of equity of a public company peer set, adjusted for risk characteristics and expectations specific to the reporting unit, combined with an assessment of the cost of debt.

The discount rates used for each reporting unit ranged from 24.8% to 29.3% for the June 30, 2023, September 30, 2023, December 31, 2023 and March 31, 2024 impairment assessments. The discount rates used for each reporting unit ranged from 28.0% to 29.3% for the June 30, 2024, September 30, 2024, December 31, 2024 and March 31, 2025 impairment assessments. The Company applied a terminal year long-term growth rate of 3.0% for each reporting unit during each of the interim impairment assessments. Remaining goodwill at March 31, 2025 relates to Ben Custody and Ben Markets.

Subsequent to the impairment analysis as of March 31, 2025, there was $0.2 million of reporting unit fair value over carrying value for Ben Custody and approximately $0.6 million of reporting unit fair value over carrying value for Ben Markets.

The change in goodwill at each reporting unit for the years ended March 31, 2025 and 2024 is included in Note 8.

There were no other assets or liabilities measured at fair value on a non-recurring basis as of March 31, 2025 and 2024.

Carrying amounts and estimated fair values

The estimated fair value of financial instruments, whether or not recognized in the consolidated statements of financial condition, for which it is practicable to estimate those values, are disclosed below. These fair value estimates are determined based on relevant market information and information about the financial instruments. Fair value estimates are intended to represent the price at which an asset could be sold or the price at which a liability could be transferred. However, our estimates of many of these fair values are subjective in nature, involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimated values. Nonfinancial instruments are excluded from disclosure requirements.

The carrying amounts and estimated fair values of the Company’s financial instruments not recorded at fair value as of March 31, 2025 and 2024, were as noted in the table below:

	As of March 31, 2025
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$1,346	$1,346
Restricted cash	1	—	—
Financial liabilities:
Debt due to related parties, net	2	117,896	143,260
Accounts payable and accrued expenses	1	156,770	156,770

	As of March 31, 2024
(Dollars in thousands)	Level in Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	1	$7,913	$7,913
Restricted cash	1	64	64
Financial liabilities:
Debt due to related parties, net	2	120,505	129,327
Accounts payable and accrued expenses	1	157,157	157,157